LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Recognized leased assets	$ 29,109	$ 28,256
Current liabilities	3,703	2,777
Long-term liabilities	$ 31,905	$ 30,536
Extend lease term	up to additional 10 years
Weighted average remaining lease term	15 years 2 months 12 days
Weighted average discount rate	5.40%
Lease expense	$ 4,654
Operating cash flows for operating leases	$ 5,840
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Remaining lease term	1 year
Weighted average discount rate	0.90%
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	19 years
Remaining lease term	10 years
Weighted average discount rate	6.60%